CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents (note 5)	$ 98,799	$ 89,642
Trade accounts receivable (note 6)	542,359	412,498
Inventories (note 7)	1,110,562	1,089,441
Prepaid expenses, deposits and other current assets	106,964	95,955
Total current assets	1,858,684	1,687,536
Non-current assets:
Property, plant and equipment (note 8)	1,173,240	1,174,515
Right-of-use assets	95,568	81,447
Intangible assets (note 10)	253,319	261,419
Goodwill	271,677	271,677
Deferred tax assets	21,800	23,971
Other non-current assets	40,834	14,308
Total non-current assets	1,856,438	1,827,337
Total assets	3,715,122	3,514,873
Current liabilities:
Accounts payable and accrued liabilities	490,073	408,294
Income taxes payable	29,668	1,635
Current portion of lease obligations (note 9(b))	17,749	14,161
Current portion of long-term debt (note 11)	300,000	300,000
Total current liabilities	837,490	724,090
Non-current liabilities:
Long-term debt (note 11)	1,235,870	685,000
Non-current	99,671	83,900
Other non-current liabilities (note 12)	56,810	46,308
Total non-current liabilities	1,420,981	833,326
Total liabilities	2,258,471	1,557,416
Equity (note 13):
Share capital	268,557	271,213
Contributed surplus	69,920	61,363
Retained earnings	1,118,201	1,611,231
Accumulated other comprehensive (loss) income (note 14(b))	(27)	13,650
Total equity attributable to shareholders of the Company	1,456,651	1,957,457
Total liabilities and equity	3,715,122	3,514,873
Deferred income taxes (note 18)	$ 28,630	$ 18,118